SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
Cash and cash equivalents

a)  Cash and cash equivalents

These are maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value. Short-term investments are classified as cash-equivalent when redeemable within 90 days (Note 4).

Trade accounts receivable

b)  Trade accounts receivable

These are evaluated by the value of the services provided in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed until balance sheet date, as well as other trade accounts receivable related to the sale of cellphones, SIM cards, accessories, advertising and rent of IT equipment (TData’s “Soluciona TI” product), (Note 5).

The estimated impairment losses are set up at amounts sufficient to cover any losses and mainly consider the expected default.

Inventories

c)  Inventories

These are evaluated and presented at lower of average acquisition cost and net realizable value, whichever is lower. These include cellphones, SIM cards, prepaid cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell (Note 6).

Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold by the Company within a reasonable period of time.

Prepaid expenses

d)  Prepaid expenses

These are stated at amounts effectively disbursed referring to services contracted but not yet incurred. Prepaid expenses are allocated to the income statements to the extent that related services are rendered and economic benefits are obtained (Note 9).

Investments

e)  Investments

Control is obtained when the Company is exposed or has the right to variable returns based on its involvement with the investee and has the capacity of affecting those returns through the power exercised over an investee.

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.

Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.

Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The income statement reflects the portion of the results of operations of the investees.

When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and as record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.

The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.

After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount, and recognizes the amount in the income statements.

When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the income statements.

Foreign exchange variations in Aliança’s equity (jointly-controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 22).

Property, plant and equipment

f)  Property, plant and equipment

Property, plant and equipment are stated at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met, and is stated net of ICMS (State VAT) credits, which were recorded as recoverable taxes.

Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on the accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the income statement as incurred.

The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 18) and depreciated over the useful lives of the related assets, which do not exceed the lease term.

Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses. The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate. Useful life in terms of depreciation rates, which is reviewed annually by the Company.

Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off of assets (measured as the difference between the net disposal proceeds and the net carrying amount of the asset) are recognized in the income statement in the year in which the asset is written off.

A brief description of the main property, plant and equipment items, Note 12 is as follows:

•

Switching and transmission media equipment: Includes switching and control centers, gateway, platforms, base radio station, microcells, minicells, repeaters, antennas, radios, access networks, concentrators, cables, TV equipment and other switching and transmission media equipment.

•	Terminal/modem equipment: Includes cellphones and modems (rent and free lease), CPCT, public telephones and other terminal equipment.
•	Infrastructure: This includes buildings, elevators, central air conditioning equipment, towers, posts, containers, energy equipment, land piping, support and protectors, leasehold improvements, etc.
•

Other fixed asset items: These include vehicles, repair and construction tools and instruments, telesupervision equipment, IT equipment, testing and measurement equipment, fixtures and other goods for general use.

Intangible assets

g)  Intangible assets

Intangible assets acquired separately are measured at cost upon their initial recognition. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.

After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the income statement for the year in which it is incurred.

The useful lives of intangible assets are considered finite or indefinite.

•

Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the income statement in the cost/expense category consistent with the function of the intangible assets.

•

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as intangible assets with indefinite useful lives.

Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset, and recognized in the income statement on disposal.

A brief description of the key intangible asset items with finite useful lives, Note 13, is as follows:

•	Software: This includes licenses for software used in the Company’s operating, commercial and administrative activities.
•	Customer portfolio: This includes intangible assets acquired through business combination, recorded at fair value on the acquisition date.
•	Trademarks: These include intangible assets acquired through business combination, recorded at fair value on the acquisition date.

Licenses: These include concession and authorization licenses, acquired from ANATEL for provision of telecommunication services. These also include licenses from business combinations, recorded at fair value on the acquisition date.

Lease

h)  Lease

The classification of an agreement as a lease is based on substantive issues related to the use of an asset or specific assets, or even the right to use a given asset, on the initial date of its execution.

Finance lease agreements: By means of these agreements, the Company assumes substantially all risks and rewards relating to ownership of a leased item. These are capitalized at the lease inception at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Initial direct costs incurred in the transaction are added to cost, where applicable. Payments of finance lease agreements are allocated to financial charges and reduction of finance lease liabilities in order to obtain the constant interest rate on the outstanding liability balance. Implicit interest recognized in liabilities is allocated to the income statement over the lease term using the effective interest rate method.

Leased assets are depreciated according to their estimated useful lives or the lease term, whichever is shorter.

The Company and TData are parties to the following finance lease agreements:

•

As lessee: lease agreements for transmission equipment and media arising from a joint construction agreement with another telecomm operator, based on an optical network linked to the power transmission line, interconnecting the northern Brazilian cities to the Company’s national backbone and lease of towers and rooftops (arising from sale and finance leaseback, for which the net carrying amount of the assets upon disposal remained unchanged, a liability was recognized at the present value of minimum lease payments and deferred income was recorded at the difference between the selling price and the mentioned present value. (Note 19).

•

As lessor: Lease agreements for IT equipment (TData’s “Soluciona TI” product) for which the Company recognizes revenue, upon inception, at the present value of lease payments matched against accounts receivable (Note 5).

The difference between the nominal amount of lease payments and recorded accounts receivable/payable are recognized as finance income/expenses using the effective interest method over the lease term.

Operating lease: These are lease agreements where lessor holds a significant portion of risks and rewards, where effects are recognized in the income statements for the year over the contractual term.

Impairment of nonfinancial assets

i)  Impairment of nonfinancial assets

The Company annually reviews the net carrying amount of assets in order to evaluate events or changes in economic, operating or technological circumstances that may indicate impairment losses. When such evidence is found, and net carrying amount exceeds recoverable amount, a provision for impairment is recorded so as to adjust the net carrying amount to the recoverable amount.

The recoverable amount of an asset or a Cash Generating Unit (“CGU”) is defined as the higher of value in use and net sales value.

Upon estimation of the value in use of an asset or cash-generating unit, estimated future cash flows are discounted at present value using a discount rate based on the cost of capital rate the Capital Asset Pricing Model (CAPM) before taxes, which reflects the weighted average cost of capital and specific risks of the asset or CGU.

Whenever possible, the net sale value is determined based on a firm sale agreement executed on an arm’s length basis between knowledgeable and willing parties, adjusted by expenses attributable to the sale of assets or, when there is no firm sale agreement, based on the market price of an active market, or on the latest transaction price involving similar assets.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine an asset’s or CGU recoverable amount since the last impairment loss was recognized. Any reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, or exceeds the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the income statement.

The following assets have specific characteristics for impairment testing:

•

Goodwill: Goodwill is tested for impairment annually at the reporting date or before when circumstances indicate that the carrying amount may be impaired. Where the recoverable amount is lower than the carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

•

Intangible assets: Intangible assets with indefinite useful lives are tested for impairment annually at the reporting date either individually or at the CGU level, as appropriate, and when circumstances indicate that the carrying amount may be impaired.

•

Determination of value in use: The key assumptions used to estimate value in use are: (i) revenues (projected considering the growth in customer base, growth in market revenue against GDP and the Company’s share of this market); (ii) variable costs and expenses (projected in accordance with the dynamics of the customer base, and fixed costs are projected in line with the historical performance of the Company, as well as with revenue growth); and (iii) capital investments (estimated considering the technological infrastructure necessary to enable the provision of services).

Key assumptions were based on the Company’s historical performance and reasonable macroeconomic assumptions grounded on financial market projections, documented and approved by Company’s management.

The impairment test of the Company fixed and intangible assets, including goodwill, did not result in recognition of impairment losses for the years ended December 31, 2017 and 2016, since their estimated recoverable amount is greater than the net carrying amount as of the estimation date.

Business combinations and goodwill

j)  Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, recorded at fair value on the acquisition date, and the fair value of any noncontrolling interest in the acquiree.

For each business combination, the Company measures noncontrolling interests in the acquiree either at its fair value or on the basis of its proportional share in the identifiable net assets of the acquiree. Costs directly attributable to an acquisition are recorded as expenses, as incurred.

Upon acquiring a business, the Company assesses financial assets acquired and liabilities assumed so as to classify and allocate them in accordance with contractual terms, economic circumstances and relevant conditions on the acquisition date, including the segregation, by the acquiree, of embedded derivatives existing in host contracts in the acquiree.

In the event a business combination is conducted in stages, the ownership interest previously held in the acquiree’s capital is reassessed at fair value on the date control is acquired, and any impacts are recognized in the income statement.

Any contingent portion to be transferred by the acquirer shall be recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent portion to be considered as an asset or liability is recognized in the income statement. Contingent consideration on acquisition of a business that is not classified as equity is subsequently measured at fair value through profit or loss, whether or not included in the scope of IFRS 9 Financial Instruments.

Goodwill is initially measured as excess transferred payment amount in relation to acquired net assets (identifiable net assets acquired and liabilities assumed). If consideration is lower than fair value of acquired net assets, the difference must be recognized as gain in the income statement.

After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a CGU and part of the operation within that CGU is disposed of, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.

Financial Instruments - Initial recognition and subsequent measurement

k)  Financial Instruments – Initial recognition and subsequent measurement

k.1) Financial assets

Initial recognition and measurement

Financial assets are classified at initial recognition (when it becomes part of the instrument's contractual provisions), as: (i) fair value through profit or loss; (ii) loans and receivables; (iii) investments held to maturity; (iv) financial assets available for sale or (v) derivatives classified as effective hedge instruments, as applicable.

All financial assets are initially recognized at fair value, plus, in the case of investment that is not determined at fair value through profit or loss, the transaction costs that are directly attributable to the acquisition of the financial asset.

The Company’s consolidated financial assets include cash and cash equivalents, trade accounts receivable, short-term investments pledged as collateral and derivative financial instruments.

Subsequent measurement

Subsequent measurement of financial assets depends on their classification, as follows:

Financial assets at fair value through profit or loss: These include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss: (i) financial assets are classified as held for trading if acquired to be sold within short term. This category includes derivative financial instruments contracted by the Company which do not meet the hedge accounting criteria set out by the corresponding standard; and (ii) financial assets at fair value through profit or loss are stated in balance sheets at fair value with their corresponding gains or losses recognized in the income statements.

Loans and receivables:  these refer to non-derivative financial assets with fixed or determinable payments, however not traded in an active market.  After initial measurement, these financial assets are stated at amortized cost, using the effective interest method, less impairment, where applicable. Amortized cost is calculated taking into account any discount or “premium” on acquisition and fees or costs incurred. Amortization by the effective interest method and impairment losses are included in the financial income line in the income statement, if applicable.

Financial assets available for sale: These are non-derivative financial assets not classified as: (i) loans and receivables; (ii) investments held to maturity; or (iii) financial assets at fair value through profit or loss. These financial assets include equity and debt instruments. Debt instruments in this category are those which are intended to be held for an indefinite period and can be sold to meet liquidity needs or in response to changes in market conditions.

After initial measurement, financial assets available for sale are measured at fair value, with unrealized gains and losses being recognized directly in other comprehensive income until such time as the investment is written off, except for impairment losses, interest calculated using the effective interest method and gains or losses due to exchange variations on monetary assets, which are recognized directly in the income statement for the year.

When the investment is written-off or when a loss is determined due to impairment, the cumulative gains or losses which were previously recognized in other comprehensive income should be recognized in the statement of income.

The fair value of financial assets available for sale denominated in foreign currency is measured in the foreign currency and translated at the spot exchange rate at financial statements date. Changes in fair value attributable to translation differences that result from a change in amortized cost of the asset are recognized in the income statement, and other variations are recognized directly in equity.

Derecognition

A financial asset (or, whenever the case, a part of a financial asset, or a part of a group of similar financial assets) is derecognized when:

•	The rights to receive the cash flows from the asset have expired;
•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

k.2) Impairment of financial assets

The Company evaluate, at the balance sheet date, if there is any objective evidence indicating that the financial asset or group of financial assets is not recoverable. A loss only exists if, and only if, there is objective evidence of impairment as a result of one or more events that have occurred after initial recognition of the asset (a “loss event” occurred) and such event has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reasonably estimated.

The carrying amount of an asset is reduced by a provision and the loss amount is recognized in the income statement. If, in a subsequent year, estimated impairment increases or decreases due to an event after impairment recognition, impairment loss previously recognized will be adjusted accordingly. Should a written-off asset be recovered in the future, such recovery is recognized in the income statement.

k.3) Financial liabilities

Initial recognition and measurement

Upon initial recognition, the Company’s financial liabilities are classified in the following categories:   financial liabilities measured at fair value through profit or loss and other financial liabilities.

Financial liabilities are initially recognized at fair value plus, in the case of loans and financing, transaction cost directly attributable thereto.

The Company’s consolidated financial liabilities include trade accounts payable, loans and financing, debentures, finance lease agreements, contingent payments and derivative financial instruments.

Subsequent measurement

Measurement of financial liabilities depends on their classification, as follows:

Financial liabilities at fair value through profit or loss: These include financial liabilities designated upon initial recognition at fair value through profit or loss. This category also includes derivative financial instruments contracted which do not meet the hedge accounting criteria set out by the corresponding standard.

For the years ended December 31, 2017 and 2016, the Company did not record any financial liability at fair value through profit or loss upon initial recognition.

Loans and financing: After initial recognition, loans and financing subject to interest are subsequently measured at amortized cost, using the effective interest method. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate amortization process.

Derecognition

A financial liability is derecognized when the obligation has been revoked, cancelled or has expired.

When an existing financial liability is replaced by another of the same lender, and the terms of the instruments are substantially different, or when the terms of an existing debt instrument are substantially modified, this replacement or modification is treated as derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the income statement.

k.4) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will take place (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for that asset or liability.

The Company must have access to the principal (or most advantageous) market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their best economic interests.

Fair value measurement of a non-financial asset takes into consideration the capacity of a market participant to generate economic benefits through the best use of the asset, or selling it to another market participant that would also make the best use of the asset.

The Company use adequate valuation techniques in the circumstances and for which there is sufficient data to measure the fair value, maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.

For assets and liabilities recurrently recognized in the financial statements, the Company determines whether there were transfers between the hierarchy levels, revaluating the classification (based on the lowest level input that is significant to the overall fair value measurement) at the end of each reporting period.

For the purposes of fair value disclosures, the Company determined classes of assets or liabilities based on the nature, characteristics and risks of those assets or liabilities and the fair value hierarchy level, as mentioned above.

k.5) Financial instruments - net

Financial assets and liabilities are presented net in the balance sheet if, and only if, there is a current enforceable legal right to offset the amounts recognized and if there is an intention to offset or realize the asset or settle the liability simultaneously.

Derivative financial instruments and hedge accounting

l)  Derivative financial instruments and hedge accounting

The Company uses derivative financial instruments, such as currency and interest rate swaps or currency nondeliverable forward contracts to hedge against currency risks.

Derivative financial instruments designated in hedge transactions are initially recognized at fair value on the date on which the derivative contract is entered into, and subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive and as financial liabilities when the fair value of the instrument is negative.

Any gains or losses resulting from changes in fair value of derivatives during the year are posted directly to the income statement, except for the effective portion of cash flow hedges, which is recognized directly in equity as other comprehensive income and subsequently reclassified to P&L when the hedged item affects P&L.

Inception initial recognition of a hedge relationship, the Company formally designate and documents the hedge relationship to which it wishes to apply hedge accounting, the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the hedged risk, the nature of unhedged risks, the prospective statement of hedge effectiveness and how the Company shall assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk.

For the purpose of hedge accounting, hedges are classified as cash flow hedges and fair value hedges.

l.1) Cash flow hedges

Cash flow hedges meeting the recording criteria are accounted for as follows: (i) the portion of gain or loss from the hedge instrument determined as effective hedge shall be recognized directly in equity (other comprehensive income), and (ii) the ineffective portion of gain or loss from the hedge instrument shall be recognized in the income statement.

When the Company’s documented risk management strategy for any given hedge relationship excludes from the hedge effectiveness evaluation any particular component of gain or loss or the corresponding cash flows from the hedge instrument, that gain or loss component is recognized in financial income (expenses).

Amounts recorded in other comprehensive income are immediately transferred to the income statement when the hedged transaction affects P&L. When a hedged item is the cost of a non-financial asset or liability, amounts recorded in equity are transferred at the initial carrying amount of the non-financial assets and liabilities.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge fails to meet the hedge accounting criteria, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs or the firm commitment is fulfilled.

The Company’s contracts are classified as cash flow hedges when they provide protection against changes in cash flows that are attributable to a particular risk associated with a recognized liability that may affect the profit or loss and fair value when they provide protection against exposure to changes in the fair value of the identified part of certain liabilities that is attributable to a particular risk (exchange variation) and may affect the profit or loss.

l.2) Fair value hedges

Fair value hedges meeting the accounting criteria are accounted for as follows: (i) gain or loss from changes in fair value of a hedge instrument shall be recognized in the income statement as finance costs; and (ii) gain or loss from a hedged item attributable to the hedged risk shall adjust the recorded amount of the hedged item to be recognized in the income statement, as finance costs.

For fair value hedges relating to items carried at amortized cost, any adjustment to carrying amount is amortized through profit or loss over the remaining term of the hedge using the effective interest method. The effective interest rate amortization may begin as soon as any adjustment exists and no later than the point that the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the income statement.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.

l.3) Classification between current and noncurrent

Derivative financial instruments are classified as current and noncurrent or segregated into short and long term portions based on an evaluation of the contractual cash flows.

When the Company maintains a derivative as economic hedge (and does not apply hedge accounting), for a period exceeding 12 months after balance sheet date, the derivative is classified as noncurrent (or segregated into current and noncurrent portions), in line with the classification of the corresponding item.

Derivative instruments that are designated as effective hedging instruments are classified consistently with the classification of the underlying hedged item.

The derivative instrument is segregated into current and noncurrent portions only when amounts can be reliably allocated.

Loans and financing

m)  Loans and financing

Loans and financing obtained are initially recognized at fair value, net of costs incurred to obtain them and subsequently measured at amortized cost (plus charges and pro rata interest), considering the effective interest rate of each operation.

These are classified as current, unless the Company has an unconditional right to settle the liability for at least 12 months after year end.

Borrowing costs

n)  Borrowing costs

Borrowing costs that are directly attributable to the acquisition, construction or production of an asset that necessarily takes a period of time exceeding 18 months to prepare for its intended use or sale form part of the cost of that asset.

All other borrowing costs are recorded in the period they are incurred. Borrowing costs include interest and other costs incurred by an entity in connection with the borrowing of funds.

In 2017 and 2016, the Company did not capitalize amounts related to borrowing costs.

Interest on equity and dividends

o)  Interest on equity and dividends

o.1) Interest on equity

Brazilian legislation allows companies to pay interest on equity, which is similar to payment of dividends; however, this is deductible for income tax calculation purposes. In order to comply with Brazilian tax legislation the Company provision, in its accounting records the amount due to match against the financial expenses account in the income statement for the year. For the presentation of these financial statements, that expense is reversed against a direct charge to equity, resulting in the same accounting treatment adopted for dividends. The distribution of interest on equity to shareholders is subject to withholding income tax at a 15% rate.

o.2) Dividends

Minimum mandatory dividends are stated in the balance sheet as legal obligations (provisions in current liabilities). Dividends in excess of such minimum amount, not yet approved in the Shareholders’ Meeting, are recorded in equity as proposed additional dividends. After approval at the Shareholders’ meeting, the dividends in excess of minimum mandatory are transferred to current liabilities, and classified as legal obligations.

Provisions

p)  Provisions

p.1) General

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that economic benefits are required to settle the obligation and a reliable estimate of the value of the obligation can be made. Provisions are restated at the balance sheet date considering the likely amount of loss and the nature of each contingency.

Provisions for contingencies are presented at their gross amount, less the corresponding judicial deposits, and are classified as provisions for civil, labor, tax and regulatory contingencies.

Judicial deposits are classified as assets given that the conditions required for their net presentation with the provision do not exist.

p.2) Provisions for civil, labor, tax and regulatory legal claims

The Company is party to labor, tax, civil and regulatory administrative and legal proceedings and set up a provision for contingencies whose likelihood of loss was estimated as probable. The assessment of the likelihood of loss includes an analysis of available evidence, the hierarchy of laws, available case law, the latest court decisions law and their relevance in the legal system, as well as the opinion of outside legal counsel. Provisions are reviewed and adjusted considering changes in existing circumstances, such as the applicable statute of limitations, tax audit conclusions, or additional exposures identified based on new matters or court decisions.

p.3) Provision for decommissioning of assets

This refers to costs to be incurred due to returning sites to owners (locations intended for tower and equipment installation on leased property) in the same condition as these were found at the time of execution of the initial lease agreement.

These costs are provisioned at the present value of amounts expected to settle the obligation using estimated cash flows and are recognized as part of the cost of the corresponding asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to decommissioning of assets. The financial effect of the discount is recorded as incurred and recognized in the income statement as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to, or deducted from, the cost of the asset.

p.4) Contingent liabilities recognized in a business combination

A contingent liability recognized in business combination is initially measured at fair value.

Taxes

q)  Taxes

q.1) Current taxes

Current tax assets and liabilities for the current and prior years are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year end. In the balance sheet, current taxes are presented net of prepayments over the year.

Current income and social contribution taxes related to items directly recognized in equity are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation, and sets up provisions therefor when appropriate.

q.2) Deferred taxes

Deferred taxes arise from temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amount.

Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences, and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries, where deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.

Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized or the liability will be settled, based on the rates provided in tax legislation and that were published as of year-end.

Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as noncurrent, irrespective of their expected realization.

The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.

q.3) Sales taxes

Revenues are recognized net of value added taxes, which from services rendered is subject to State Value-Added Tax (ICMS) or Service Tax (ISS) at the rates in force in each region as well as and to Social Contribution Tax on Gross Revenue for Social Integration Program (PIS) and Social Contribution Tax on Gross Revenue for Social Security Financing (COFINS) taxation on a cumulative basis for revenue from telecommunication services.

Other revenue earned by the Company, including revenue from resale of goods, on a noncumulative basis, is taxed at for PIS, COFINS and by ICMS at the rates in force in each State.

Prepayments or recoverable amounts are stated in current or noncurrent assets, based on their estimated realization.

Other assets and liabilities

r)  Other assets and liabilities

Assets are recognized in the balance sheet when it is likely that their future economic benefits will flow to the Company, and their cost or value can be reliably measured.

A liability is recognized in the balance sheet when the Company have a legal or constructive obligation as a result of a past event, the settlement of which is likely to generate an outflow of economic benefits.

Assets and liabilities are presented in the balance sheet classified as current or noncurrent.

An asset is classified as current when: (i) it is expected to be realized or is intended to be sold or used in the ordinary operational cycle; (ii) it is mainly held for trading purposes; (iii) it is expected to be realized within 12 months from the reporting period; or (iv) cash and cash equivalents, unless there are restrictions upon exchange thereof, i.e., when used to settle a liability within 12 months from the reporting period. All other assets are classified as noncurrent.

A liability is classified as current when: (i) it is expected to be settled in the ordinary operational cycle; (ii) it is mainly held for trading purposes; (iii) It is expected to be settled within 12 months from the reporting period; or (iv) there is no unconditional right to defer settlement of the liability within 12 months from the reporting period. All other liabilities are classified as noncurrent.

Present value adjustment of assets and liabilities

s)  Present value adjustment of assets and liabilities

Current and noncurrent monetary assets and liabilities are adjusted to their present value when the effect on the overall financial statements is considered significant. The present value adjustment is calculated using contractual cash flows and the explicit, and sometimes implicit, interest rates of the respective assets and liabilities.

Accordingly, the interest rate embedded in revenues, expenses and related costs is discounted, so that these assets and liabilities are recognized on an accrual basis. This interest is subsequently reallocated to financial income and expenses in P&L through use of the effective interest method in relation to contractual cash flows. Implicit interest rates were determined based on assumptions, and accounting estimates are considered.

Government grants and assistance

t)  Government grants and assistance

Government grants are recognized when there is reasonable certainty that the benefit will be received and that all the related conditions will be met. When the benefit refers to an expense item, it is recognized as revenue along the benefit period, on a systematic basis in relation to the costs the benefit it intends to offset.

When the Company receives non-monetary grants, the asset and the benefit are recorded at nominal amounts and reflected in the income statements over the expected useful life of the asset by equal annual installments. A loan or assistance is initially recognized or measured at fair value. A government grant is measured as the difference between the initial carrying amount of the loan and proceeds therefrom. A loan is subsequently measured in accordance with the applicable accounting policy.

When loans or similar assistance are provided by governments or related institutions, with an interest rate below the current applicable market rate, the effect of this favorable interest is regarded as an additional government grant.

The financing lines with the Brazilian Development Bank (BNDES), with interest rates not exceeding those prevailing in the market, are classified under the scope of IAS 20, and are recorded at fair value based on market rates. Adjustment arising from the comparison of the amount measured based on the rate agreed upon is accounted for as deferred revenue (Note 19).

Revenue recognition

u)  Revenue recognition

Revenues substantially correspond to value of considerations received or receivable arising from the provision of telecommunications or communications services, the sale of goods, advertising and other revenue, and are stated net of taxes, discounts or returns (in case of sale of goods) thereon. Revenues and expenses are stated on the accrual basis of accounting.

Revenue is recognized when it is probable that future economic benefits will flow to the Company or its subsidiaries, when it can be reliably measured, costs incurred in the transaction can be measured, the risks and rewards have been substantially transferred to the buyer and when specific criteria have been met for each of the Company’s activities.

Consolidated revenues of the Company comprise basically telecommunication services regarding voice, data and digital services, broadband, TV and additional telecommunication services that are offered to customers through fixed-price traffic packs (paid on a monthly basis) or based on customers’ consumption, remuneration for network usage, advertising and sale of goods.

u.1) Recognition of revenues from telecommunication services

Revenues from telecommunication, data and digital services, broadband services provided are recorded on an accrual basis based on the amounts agreed upon. Local and long-distance calls are billed by the measurement process under legislation in force. The services billed on fixed monthly amounts are calculated and accounted for on a straight-line basis. Unbilled revenues from the last billing up to the balance sheet date are recognized in the month in which the service is provided.

Revenues related to sale of public phone cards and pay-as-you-go credit for cellphones as well as the respective taxes are deferred and recognized in the income statement to the extent that the services are effectively rendered.

Revenues from equipment lease contracts classified as finance lease agreement (TData’s Soluciona TI product) are recognized on installation of equipment whereupon effective transfer of risk takes place. Revenue is recognized at present value of future minimum payments provided for in the agreement.

Revenues from services are basically subject to the following indirect taxes: ICMS or ISS (as applicable), PIS and COFINS.

u.2) Recognition of revenue and cost from sales of goods

Revenues and cost of sales (mobile phones, simcards and accessories) are recorded when risks and rewards inherent in such goods are transferred to buyers.

Sales made in own stores are recognized upon sale to end consumer. Revenues and costs of sales made by accredited dealers are deferred and recognized in P&L when the device is activated, limited to 90 days from the sale date.

u.3) Customer loyalty program

The Company has a loyalty points program that enables customers to accumulate points when they pay bills regarding the usage of the services offered. The accumulated points may be exchanged for telephone sets or services, conditional upon obtaining a minimum balance of points by customer. The consideration received is allocated to the cost of sets or services at fair value. The fair value of points is determined by dividing the amount of discount granted by the number of points necessary for the redemption based on the points program. The portion of revenue related to the fair value of the accumulated balance of points generated is deferred and recognized as revenue upon redemption of points.

The number of points to be accounted for is determined through statistical techniques that consider assumptions and historical data on expected redemption rates, expiration percentages and cancellation of points, among other factors. These estimates are subject to variations and uncertainties due to changes in the behavior of customer redemptions.

u.4) Membership fee and promotional campaigns

Participation fees paid for promotional campaigns by customers of the Company are deferred and recorded in P&L throughout the duration of such campaign.

u.5) Agreements combining more than one element

Commercial packages offered by the Company that combine different elements are analyzed to determine whether it is necessary to separate the different elements identified, adopting the recognition criterion that is most adequate to each situation. Total revenue generated by the package sale is distributed among its elements, based upon their respective fair values.

The fair value determination of each element then identified implies the need for complex estimates given the nature of the business. A possible change in fair values estimates could affect the distribution of revenues between components and consequently the deferred revenue.

u.6) Advertising

Revenues from advertising are recognized in income during the advertising period.

Financial income (expenses)

v)  Financial income (expenses)

These include interest, and monetary and exchange variations arising from short-term investments, derivative transactions, loans, financing, debentures, present value adjustments of transactions that generate monetary assets and liabilities and other financial transactions. These are recognized on an accrual basis when earned or incurred by the Company.

For all financial instruments measured at amortized cost and interest-yielding financial assets classified as available for sale, interest income or expense is recognized using the effective interest method, which exactly discounts estimated future cash payments or receipts over the expected life of the financial instrument or, where appropriate, a shorter period, to the net carrying amount of the financial asset or liability.

Post-retirement benefit plans

w)  Post-retirement benefit plans

The Company individually sponsor pension funds of post-retirement benefits for active and retired employees, in addition to a multisponsor supplementary retirement plan and health care plan for former employees. Contributions are determined on an actuarial basis and recorded on an accrual basis. Liabilities relating to defined benefit plans are determined based on actuarial evaluations at each year end, in order to ensure that sufficient reserves have been set up for both current and future commitments.

Actuarial liabilities related to defined benefit plans were calculated using the projected unit credit method. Actuarial gains and losses are recognized immediately in equity (in other comprehensive income).

For plans with defined contribution characteristics, the obligation is limited to the contributions payable, which are recognized in the P&L in the respective accrual periods.

The asset or liability related to defined benefit plan to be recognized in financial statements corresponds to the present value of the obligation for the defined benefit (using a discount rate based on long-term National Treasury Notes “NTNs”), less fair value of plan assets that will be used to settle the obligations. Plan assets are assets held by a privately-held supplementary pension plan entity. Plan assets are not available to the Company’s creditors or those of its subsidiaries and cannot be paid directly to the Company. The fair value is based on information on market prices and, in case of securities quoted, on purchase price disclosed. The value of any defined benefit asset then recognized is limited to the present value of any economic benefits available as a reduction in future plan contribution from the Company.

Actuarial costs recognized in the income statement are limited to the service cost and cost of interest on the defined benefit plan obligation. Any changes in the measurement of plan assets and obligations are initially recognized in other comprehensive income, and immediately reclassified to retained earnings in P&L.

The Company manages and individually sponsor a health care plan for retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98 (which provides for private health care and health insurance plans). As provided for in articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees.

Significant accounting judgments, estimates and assumptions

x)  Significant accounting judgments, estimates and assumptions

The preparation of the financial statements requires management to make judgments, estimates and adopt assumptions supported by valuation bases used in accounting estimates. The accounting estimates involved in the preparation of these financial statements were based on objective and subjective factors, considering management’s judgment for determining the adequate amounts to be recorded in the financial statements.

Settlement of transactions involving these estimates may result in amounts significantly different from those recorded in the financial statements due to the uncertainties inherent in their estimate process.

Significant assumptions concerning sources of uncertainty in future estimates and other significant sources of estimation uncertainty at the balance sheet date, involving a significant risk of causing a material adjustment to the carrying amount of assets and liabilities, are as follows:

x.1) Impairment of non-financial assets

An impairment loss exists when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of fair value less cost to sell and value in use. The calculation of fair value less cost to sell is based on information available on transactions for sale of similar assets or market prices less additional costs to dispose of the asset. The calculation of value in use is based on the discounted cash flow model. The recoverable amount is sensitive to the discount rate used in the discounted cash flow method, as well as expected future cash receipts and growth rate used for extrapolation purposes.

The Company regularly analyzes the performance of the defined cash generating unit in order to identify any impairment of goodwill and its other assets. Determination of the recoverable amount of the cash generating unit to which goodwill is attributed includes use of assumptions and estimates and requires use of significant accounting judgment and criterion.

x.2) Post-retirement benefit plans

The cost of pension plans with defined benefits and other post-employment health care benefits and the present value of the pension obligation are determined using actuarial valuation methods. Actuarial valuation involves use of assumptions about discount rates, future salary increases, mortality rates and future increases in pension and annuity benefits. The obligation for defined benefits is highly sensitive to changes in these assumptions. All assumptions are reviewed on an annual basis.

The mortality rate is based on publicly available mortality tables in the country. Future salary increases and pension increases are based on expected future inflation rates for the country.

x.3) Fair value of financial instruments

When the fair value of financial assets and liabilities stated in the balance sheet cannot be obtained in active markets, it will be determined using valuation techniques, including the discounted cash flow method. Data for these methods is based on those adopted in the market, whenever possible. However, when this is not feasible, a certain level of judgment is required for fair value determination. Judgment includes consideration of the inputs used, such as liquidity risk, credit risk and volatility. Changes in the assumptions about these factors could affect the reported fair value of financial instruments.

x.4) Property, plant and equipment and finite-lived intangible assets

The accounting treatment of investment in fixed and intangible assets includes estimating useful life period for depreciation purposes and the fair value at the date of acquisition, particularly for assets acquired in business combinations.

Useful life determination requires estimates regarding the expected technological developments and alternative uses of assets. The hypotheses related to the technological aspect and its future development imply a significant level of analysis, considering the difficulties in forecasting time and nature of future technological changes.

x.5) Revenue recognition – Customer Loyalty Program

The Company estimates the fair value of points attributed under the customer loyalty program by applying statistic techniques. Inputs for the model include assumptions about expected redemption rates, the mix of products that will be available for future redemption and customers’ preference in relation to points use.  Since issued points do not expire, these estimates are subject to significant uncertainties.

x.6) Agreements combining more than one element

The fair value determination of each element in a multiple element agreement requires complex estimates given the nature of the business. A possible change in fair value estimates could affect the distribution of revenues between components and consequently the deferred revenues.

x.7) Taxes

There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company set up provisions, based on reasonable estimates, for the possible consequences of audits by tax authorities in respective jurisdictions in which they operate. The amount of these provisions is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company.

The Company evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability of the Company to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.

Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company, as a result of changes in tax laws or of unexpected future transactions that may impact tax balances.

x.8) Provisions for tax, labor, civil and regulatory proceedings

Provisions are recognized when the Company has a present obligation arising from a past event, settlement of which requires an outflow of resources rated as probable and when it can be reliably estimated. This obligation can be legal or constructive, derived from, among other factors, regulations, contracts, customary practices or public commitments that expose third parties to a valid expectation that the Company will assume certain responsibilities. The determination of the provision is based on the best estimate of the disbursement required to settle the corresponding obligation, considering the information available as of the closing date, including the opinion of independent experts, such as legal advisors.

x.9) Revenue recognition - revenue from unbilled services

The Company has billing systems for services with intermediate cut-off dates. Thus, at the end of each month there are revenues already received by the Company, but not effectively invoiced to its customers. These unbilled revenues are recorded based on estimates, which take into account historical consumption data, number of days elapsed since the last billing date, among others. Because historical data are used, these estimates are subject to significant uncertainties.

Functional and reporting currency

y)  Functional and reporting currency

The Company’s functional and reporting currency is the Brazilian real. Transactions in foreign currency were translated at the exchange rate in force as of the date the transaction. Assets and liabilities denominated in foreign currencies are translated using the exchange rate at the balance sheet date. The exchange rate variations arising from transactions in foreign currencies are recognized in P&L as financial income or expenses. Gains and losses on the translation of foreign investments are recognized in the statement of comprehensive income.

Translation of transactions denominated in foreign currency

z)  Translation of transactions denominated in foreign currency

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency (real) at the exchange rate (fix rate) in force as of the transaction date and subsequently re-measured based on the fix rates effective that, at December 31, 2017, were US$1.00 = R$3.3080, €1.00 = R$3.9676, and at December 31, 2016, were US$1.00 = R$3.2591, €1.00 = R$3.4351. Gains and losses resulting from the translation of these assets and liabilities due to exchange rate variation between transaction date and period end are recognized in the income statement.

Employee profit sharing

aa)  Employee profit sharing

The Company has obligations arising from employment contracts, recognizing these provisions during the year. Provisions are recorded to recognize the expense regarding employee profit sharing. These provisions are calculated based on qualitative and quantitative goals set by management and accounted for in specific accounts according to their function in groups of: Cost of services, Selling expenses and General and administrative expenses.

Share-based payments

ab)  Share-based payments

The Company measure the cost of transactions settled with employees and officers based on shares issued by parent company (Telefónica), by reference to the fair value of the shares at the date at which they are granted, using the binomial valuation model. This fair value is charged to the income statement over the period until the vesting date.

Treasury shares

ac)  Treasury shares

Own equity instruments that are repurchased (treasury stock) are recognized at cost and deducted from equity. No gains or losses are recognized in P&L on purchase, sale, issue or cancellation of the Company’s own equity instruments.

Segment reporting

ad)  Segment reporting

Business segments are defined as components of a company for which separate financial information is available and regularly assessed by the operational decision making professional in decisions on how to allocate funds to an individual segment and in the assessment of segment performance.  Considering that: (i) all officers and managers' decisions are based on consolidated reports; (ii) the Company mission is to provide their customers with quality telecommunications services; and (iii) all decisions related to strategic planning, finance, purchases, short- and long-term investments are made consolidated on a consolidated basis, the Company operate in a single operating segment, namely the provision of telecommunications services.

Statement of cash flows

ae)  Statement of cash flows

The statement of cash flows was prepared in accordance with IAS 7 – Statement of Cash Flows using the indirect method, and reflects the changes in cash for the years reported.